FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Marketable securities held in the Trust Account	$ 147,232,177	$ 146,629,787
Level 1
Assets:
Marketable securities held in the Trust Account	$ 147,232,177	$ 146,629,787